Financial instruments classification (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial instruments classification
Total current financial assets	$ 15,202	$ 11,312
Total noncurrent financial assets	4,370	5,881
Total of financial assets	19,572	17,193
Total current financial liabilities	6,570	8,191
Total noncurrent financial liabilities	21,772	17,780
Total of financial liabilities	28,342	25,971
Amortized cost
Financial instruments classification
Total current financial liabilities	6,045	8,097
Total noncurrent financial liabilities	18,287	14,364
Total of financial liabilities	24,332	22,461
At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	525	94
Total noncurrent financial liabilities	3,485	3,416
Total of financial liabilities	4,010	3,510
Amortized cost
Financial instruments classification
Total current financial assets	14,985	10,121
Total noncurrent financial assets	3,879	4,971
Total of financial assets	18,864	15,092
At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	428	726
Total of financial assets	428	726
At fair value through profit or loss
Financial instruments classification
Total current financial assets	217	1,191
Total noncurrent financial assets	63	184
Total of financial assets	280	1,375
Cash and cash equivalents
Financial instruments classification
Total current financial assets	12,113	7,350
Cash and cash equivalents | Amortized cost
Financial instruments classification
Total current financial assets	12,113	7,350
Short-term investments
Financial instruments classification
Total current financial assets	93	826
Short-term investments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	93	826
Financial instruments classification
Financial instruments classification
Total current financial assets	97	288
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial assets	97	288
Accounts receivable
Financial instruments classification
Total current financial assets	2,597	2,529
Accounts receivable | Amortized cost
Financial instruments classification
Total current financial assets	2,570	2,452
Accounts receivable | At fair value through profit or loss
Financial instruments classification
Total current financial assets	27	77
Related parties
Financial instruments classification
Total current financial assets	302	319
Related parties | Amortized cost
Financial instruments classification
Total current financial assets	302	319
Judicial deposits
Financial instruments classification
Total noncurrent financial assets	2,070	3,133
Judicial deposits | Amortized cost
Financial instruments classification
Total noncurrent financial assets	2,070	3,133
Restricted cash
Financial instruments classification
Total noncurrent financial assets	152	151
Restricted cash | Amortized cost
Financial instruments classification
Total noncurrent financial assets	152	151
Financial instruments classification
Financial instruments classification
Total noncurrent financial assets	63	184
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial assets	63	184
Investments in equity securities
Financial instruments classification
Total noncurrent financial assets	428	726
Investments in equity securities | At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	428	726
Loans
Financial instruments classification
Total noncurrent financial assets	65	87
Loans | Amortized cost
Financial instruments classification
Total noncurrent financial assets	65	87
Related parties
Financial instruments classification
Total noncurrent financial assets	1,592	1,600
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial assets	1,592	1,600
Suppliers and contractors
Financial instruments classification
Total current financial liabilities	2,934	4,107
Suppliers and contractors | Amortized cost
Financial instruments classification
Total current financial liabilities	2,934	4,107
Financial instruments classification
Financial instruments classification
Total current financial liabilities	525	94
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	525	94
Leases
Financial instruments classification
Total current financial liabilities	220	225
Leases | Amortized cost
Financial instruments classification
Total current financial liabilities	220	225
Loans and borrowings
Financial instruments classification
Total current financial liabilities	988	1,214
Loans and borrowings | Amortized cost
Financial instruments classification
Total current financial liabilities	988	1,214
Interest on capital
Financial instruments classification
Total current financial liabilities	1,159	1,571
Interest on capital | Amortized cost
Financial instruments classification
Total current financial liabilities	1,159	1,571
Related parties
Financial instruments classification
Total current financial liabilities	744	980
Related parties | Amortized cost
Financial instruments classification
Total current financial liabilities	744	980
Leases
Financial instruments classification
Total noncurrent financial liabilities	1,432	1,566
Leases | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	1,432	1,566
Financial instruments classification
Financial instruments classification
Total noncurrent financial liabilities	881	307
Financial instruments classification | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	881	307
Loans and borrowings
Financial instruments classification
Total noncurrent financial liabilities	15,915	11,842
Loans and borrowings | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	15,915	11,842
Related parties
Financial instruments classification
Total noncurrent financial liabilities	940	956
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	940	956
Participative stockholders' debentures
Financial instruments classification
Total noncurrent financial liabilities	2,061	2,584
Participative stockholders' debentures | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	2,061	2,584
Financial guarantees
Financial instruments classification
Total noncurrent financial liabilities	$ 543	$ 525